Share-Based Compensation - RSU Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jul. 01, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	31,962,759
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 13.4
Unrecognized compensation cost, period of recognition	1 year 6 months
2021 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		33,918,000
2021 Incentive Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years